SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Note payable GE	$ 1,200,000	$ 1,200,000	$ 1,200,000
Accrued transition services	972,233	972,233	972,233
Accrued Interest	297,885	269,921	214,001
Total	$ 2,470,118	$ 2,442,154	$ 2,386,234